Other capital reserve (Details Narrative)		12 Months Ended
		Nov. 25, 2026 shares	Mar. 31, 2026 INR (₨) shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 INR (₨) shares ₨ / shares	Mar. 31, 2026 $ / shares	Mar. 31, 2026 INR (₨) shares ₨ / shares	Nov. 25, 2025 INR (₨)	Mar. 31, 2025 INR (₨) shares ₨ / shares
Stock option and incentive plan 2016 [member]
Disclosure of reserves within equity [line items]
Weighted average remaining contractual life			2 years 9 months 3 days	3 years 9 months 3 days
2016 stock option and incentive plan [member]
Disclosure of reserves within equity [line items]
Number of share options granted in share-based payment arrangement
Ordinary shares, gramted					189,081		150,463		150,463
Exercise price | ₨ / shares	[1]				₨ 270.91		₨ 170.86		₨ 170.86
Restricted stock unit 2016 plan [member]
Disclosure of reserves within equity [line items]
Expense from share-based payment transactions with employees | ₨			₨ 277,648,000		₨ 229,238,000
Restricted stock units rsus [member]
Disclosure of reserves within equity [line items]
Exercise price | $ / shares
Weighted average remaining contractual life			2 years 2 months 1 day	11 months 1 day
Employees stock options [member] | Stock option and incentive plan 2016 [member]
Disclosure of reserves within equity [line items]
Unissued ordinary shares							6,442,211
Employees stock options [member] | Stock option and incentive plan 2016 [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Exercise price | (per share)				$ 2.00		2.00	₨ 187.66		170.86
Employees stock options [member] | Stock option and incentive plan 2016 [member] | Top of range [member]
Disclosure of reserves within equity [line items]
Exercise price | (per share)				$ 10.00					₨ 854.30
Employees stock options [member] | Stock option and incentive plan 2016 [member] | Vesting schedule two [member]
Disclosure of reserves within equity [line items]
Ordinary shares, gramted									466,100
Employees stock options [member] | 2016 stock option and incentive plan [member]
Disclosure of reserves within equity [line items]
Number of share options granted in share-based payment arrangement
Employee Stock Option [member] | 2016 stock option and incentive plan [member]
Disclosure of reserves within equity [line items]
Ordinary shares, gramted							150,463		150,463
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule two [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement			1,609,934
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule two [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						10.00
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule two [member] | Top of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						1.80
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule one [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement			687,857
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule three [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement			692,000
Reserve of share-based payments | ₨							₨ 29,793
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule four [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement			1,280,154
Number of other equity instruments exercised or vested in share-based payment arrangement		256,410
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule four [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						4.00
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule four [member] | Top of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						2.50
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule five [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement					77,720
Reserve of share-based payments | ₨									₨ 132,911
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule six [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement			649,500
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule seven [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement			1,248,185
Number of other equity instruments exercised or vested in share-based payment arrangement		256,410
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule seven [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						4.00
Stock issued shares value | ₨								₨ 222,000
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule seven [member] | Top of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						2.50
Stock issued shares value | ₨								167,000
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule eight [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement			84,000
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule nine [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement			475,876
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting Schedule Ten [Member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement			1,248,184
Number of other equity instruments exercised or vested in share-based payment arrangement		512,820
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting Schedule Ten [Member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						4.25
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting Schedule Ten [Member] | Top of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						2.75
Stock issued shares value | ₨								180,000
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule thirteen [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement			300,000
Number of other equity instruments exercised or vested in share-based payment arrangement		512,820
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule thirteen [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						4.25
Stock issued shares value | ₨								236,000
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule thirteen [member] | Top of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						2.75
Stock issued shares value | ₨								₨ 208,000
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting Schedule Eleven [Member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement			167,873
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule twelve [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement			25,000
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule fourteen [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement			1,870,000
Restricted stock units rsus [member] | Restricted stock unit 2016 plan [member] | Vesting schedule fifteen [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement			400,000
Performance stock unit [member] | Restricted stock unit 2016 plan [member] | Vesting schedule thirteen [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement			1,025,640
Share based compensation equity instruments [Member]
Disclosure of reserves within equity [line items]
Unissued ordinary shares					1,844		1,844		1,844
Number of shares reserved for issue under options and contracts for sale of shares exercise price | (per share)						$ 5.42	₨ 445.81

[1]	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 93.83 per USD as at March 31, 2026 (March 31, 2025 INR 85.43 per USD).